Warrants - Effect when underlying parameters deviate (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Variable up, Volatility (up / down 10% pts)	£ 1,306
Base case, Volatility (up / down 10% pts)	895	£ 2,492	£ 1,273
Variable down, Volatility (up / down 10% pts)	£ 535